Financial Instruments and Hedging Activities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Jul. 11, 2014 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2014 Forward Currency Exchange Contracts [Member] USD ($)	Dec. 31, 2013 Forward Currency Exchange Contracts [Member] USD ($)	Dec. 31, 2012 Forward Currency Exchange Contracts [Member] USD ($)	Dec. 31, 2014 Forward Currency Exchange Contracts [Member] EUR (€)
Derivative [Line Items]
Loss on termination of interest swap agreements		$ 9.2
Derivative, notional amount			557.3	139.1				156.0
Derivative, carrying amount			14.0	7.1
Realized and unrealized loss recognized			12.5
Realized and unrealized gains recognized					23.1	0	0
Gains (Loss) recognized in other comprehensive income for effective portion of net investment hedge	$ 38.4